Effect of fluctuations in foreign currency exchange rates - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in equity [abstract]
Reserve for currency exchange conversion	$ 11,824	$ (38,024)	$ (4,921)
Comercial Hydro S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	1,004	1,004	1,004
SQMC Internacional Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(9)
Proinsa Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(10)
Comercial Agrorama Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	188	192	188
Isapre Norte Grande Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(169)	(239)	(147)
Almacenes y Depósitos Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	662
Sacal S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(3)
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(41)
Agrorama S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	869	814	730
SQM Vitas Fzco
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(1,714)	(1,164)
Ajay Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(422)	(2,152)	(1,529)
SQM Oceanía Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(579)	(579)	(579)
SQM Indonesia S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(124)	(124)
Azure Minerals
Changes in equity [abstract]
Reserve for currency exchange conversion	8,915	(33,080)	0
SQM Holland B.V.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	99
SQM Thailand Limited
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(68)
SQM Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(1,983)
SQM Australia Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,392)	(1,265)	(1,643)
Pavoni & C. SpA
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(224)
Pirra Lithium Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	(135)	0
Sichuan Dixin New Energy Co., Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	2,222	(714)	0
SQM Colombia S.A.S.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(80)
SAS Adionics
Changes in equity [abstract]
Reserve for currency exchange conversion	1,144	0	0
Others
Changes in equity [abstract]
Reserve for currency exchange conversion	$ 44	$ (32)	$ 0